SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

5.      SEGMENT INFORMATION

Management (chief operating decision maker) analyzes and reviews results of the Group’s operating segments separately based on the nature of products and services, regulatory environments and geographic areas. Management of the Group evaluates the segments’ performance of each segment based on revenue and operating profit, excluding depreciation and amortization. Management does not analyze assets or liabilities by reportable segments.

The Group identified the following reportable segments:

Russia Convergent: represents the results of mobile and fixed line operations, which encompasses services rendered to customers across the regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

Moscow Fixed Line: represents the results of fixed line operations carried out in Moscow by the Group’s subsidiary MGTS. MGTS is the only licensed public switched telephone network ("PSTN") operator in Moscow and is considered a natural monopoly under Russian antimonopoly regulations. Consequently, a substantial part of the services provided by MGTS are subject to governmental regulation.

Ukraine: was excluded from operating segments presentation as a result of its disposal in December 2019 (Note 10). This exclusion was retrospectively presented in each of 2018 and 2017.

MTS Bank: represents the results of banking services rendered to customers across regions of Russia.

The “Other” category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Turkmenistan, Armenia, System Integrator, Satellite TV and others.

The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

Financial information by reportable segments is presented below:

Year ended December 31, 2019:

	Russia	Moscow	MTS			HQ and
	Convergent	Fixed Line	Bank	Total	Other	elimination	Consolidated
Revenue
External customers	391,084	34,598	29,304	454,986	21,026	94	476,106
Intersegment	9,295	4,253	1,881	15,429	16,474	(31,903)	—
Total revenue	400,379	38,851	31,185	470,415	37,500	(31,809)	476,106
Operating profit/(loss)	102,869	17,244	3,473	123,586	3,569	(12,967)	114,188
Depreciation and amortization	(84,311)	(9,506)	(1,082)	(94,899)	(3,608)	2,228	(96,279)
Other disclosure:
Capital expenditures	76,472	9,100	2,414	87,986	3,025	—	91,011

Year ended December 31, 2018:

	Russia	Moscow	MTS			HQ and
	Convergent	Fixed Line	Bank	Total	Other	elimination	Consolidated
Revenue
External customers	385,912	34,348	11,534	431,794	19,549	123	451,466
Intersegment	6,258	4,498	538	11,294	12,780	(24,074)	—
Total revenue	392,170	38,846	12,072	443,088	32,329	(23,951)	451,466
Operating profit/(loss)	105,377	12,695	1,512	119,584	1,072	(11,635)	109,021
Depreciation and amortization	(82,457)	(10,867)	(547)	(93,871)	(3,620)	2,105	(95,386)
Other disclosure:
Capital expenditures	67,863	6,306	683	74,852	13,596	—	88,448

Year ended December 31, 2017:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	365,846	34,350	—	400,196	17,617	105	417,918
Intersegment	5,136	4,683	—	9,819	12,786	(22,605)	—
Total revenue	370,982	39,033	—	410,015	30,403	(22,500)	417,918
Operating profit/(loss)	93,821	8,801	—	102,622	(871)	(11,510)	90,241
Depreciation and amortization	(59,942)	(10,642)	—	(70,584)	(3,481)	125	(73,940)
Other disclosure:
Capital expenditures	65,790	7,403	—	73,193	2,392	—	75,585

The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

Financial information by geographic area is presented below:

Revenue	2019	2018	2017
Russia	464,916	440,899	405,365
Other	11,190	10,567	12,553
Total revenue	476,106	451,466	417,918

	December 31,
Non-current assets(1)	2019	2018
Russia	373,803	357,361
Other	10,080	54,151
Total non-current assets:	383,883	411,512
(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.

Disaggregation of revenue:

Year ended	Russia	Moscow				HQ and
December 31, 2019:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	308,847	1,938	—	310,785	6,668	94	317,547
Fixed line services	23,085	32,543	—	55,628	376	—	56,004
Finance services	—	—	29,304	29,304	—	—	29,304
Integration services	1,475	—	—	1,475	2,508	—	3,983
Sales of goods	57,677	117	—	57,794	9,999	—	67,793
Other services	—	—	—	—	1,475	—	1,475
External Customers	391,084	34,598	29,304	454,986	21,026	94	476,106
Intersegment	9,295	4,253	1,881	15,429	16,474	(31,903)	—
Total revenue	400,379	38,851	31,185	470,415	37,500	(31,809)	476,106
Thereof:
Recognised over time	333,407	34,481	21,996	389,884	11,027	94	401,005
Recognised at point of time	57,677	117	7,308	65,102	9,999	—	75,101
	391,084	34,598	29,304	454,986	21,026	94	476,106

Year ended	Russia	Moscow				HQ and
December 31, 2018:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	304,049	1,487	—	305,536	6,662	123	312,321
Fixed line services	22,939	32,739	—	55,678	377	—	56,055
Finance services	—	—	11,534	11,534	—	—	11,534
Integration services	444	5	—	449	1,089	—	1,538
Sales of goods	58,480	117	—	58,597	10,172	—	68,769
Other services	—	—	—	—	1,249	—	1,249
External Customers	385,912	34,348	11,534	431,794	19,549	123	451,466
Intersegment	6,258	4,498	538	11,294	12,780	(24,074)	—
Total revenue	392,170	38,846	12,072	443,088	32,329	(23,951)	451,466
Thereof:
Recognised over time	327,432	34,231	8,264	369,927	9,378	123	379,428
Recognised at point of time	58,480	117	3,270	61,867	10,172	—	72,039
	385,912	34,348	11,534	431,794	19,550	123	451,466

Year ended	Russia	Moscow			HQ and
December 31, 2017:	Convergent	Fixed Line	Total	Other	elimination	Consolidated
Revenue
Mobile services	297,273	798	298,071	10,236	105	308,412
Fixed line services	22,358	33,453	55,811	353	—	56,164
Integration services	191	—	191	1,062	—	1,253
Sales of goods	46,024	99	46,123	5,966	—	52,089
Other services	—	—	—	—	—	—
External Customers	365,846	34,350	400,196	17,617	105	417,918
Intersegment	5,136	4,683	9,819	12,786	(22,605)	—
Total revenue	370,982	39,033	410,015	30,403	(22,500)	417,918
Thereof:
Recognised over time	319,822	34,251	354,073	11,651	105	365,829
Recognised at point of time	46,024	99	46,123	5,966	—	52,089
	365,846	34,350	400,196	17,617	105	417,918